Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Net cash outflow	¥ 2,912,290,000
Consolidated revenue	21.40%	21.40%	19.10%	70.60%
Consolidated total assets			12.60%
Consolidated total liabilities			19.00%
Consolidated total assets	12.00%	12.00%
Consolidated total liabilities	18.70%	18.70%
Cash and cash equivalents and restricted cash denominated	¥ 366,560,000		¥ 468,184,000
Foreign currency translation exchange rate	US$1.00=RMB7.2582	US$1.00=RMB7.2582
Impairment loss on goodwill	¥ 207,830,000		419,805,000	¥ 84,730,000
Impairment loss on definite lived intangible assets	2,052,000
Operating lease right-of-use assets	928,284,000		872,143,000
Operating lease liabilities	964,043,000		896,994,000
Rental discount, amounting	981,000
impairment loss on operating lease right-of-use assets			8,861,000	15,575,000
Impairment loss on property and equipment	12,891,000	$ 1,776	6,586,000
Impairments loss on operating lease right-of-use assets	205,200
Operating income discontinued operations				5,441,000
Deferred Compensation Plan Assets	¥ 2,578,000
Indefinite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss on indefinite lived intangible assets			(113,385,000)
Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Rental discount, amounting			4,479,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest rate	20.00%	20.00%
Impairment of Long-Lived Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss on indefinite lived intangible assets
Other Operating Income (Expense) [Member]
Summary of Significant Accounting Policies [Line Items]
Operating income	9,049,000		¥ 2,256,000	¥ 20,213,000
Impairment of Long-Lived Assets [Member]
Summary of Significant Accounting Policies [Line Items]
impairment loss on operating lease right-of-use assets
Business Acquisition [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest rate	50.00%	50.00%